Segment Information (Tables)	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of non-current assets can be aggregated to form the reportable geographical segment
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
PRC	604,094,049	645,210,788	$93,893,911
Other countries/regions	26,777,039	4,602,447	$669,769